S000067834 [Member] Performance Management - Ashmore Emerging Markets Equity ESG Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s performance to a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866‑876‑8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s performance to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any sales loads applicable to Class A or Class C Shares.
Bar Chart [Heading]	Calendar Year Total Return—Institutional Class Ashmore Emerging Markets Equity ESG Fund % Total Return
Bar Chart Closing [Text Block]	The best calendar quarter return during the period shown above was 13.91% in the second quarter of 2025; the worst was (17.57)% in the first quarter of 2022.
Performance Table Heading	Average Annual Total Return (For the period ended December 31, 2025)
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.

Performance Table Does Reflect Sales Loads	Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Performance Availability Website Address [Text]	www.ashmoregroup.com
Performance Availability Phone [Text]	866‑876‑8294
Institutional Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best
Highest Quarterly Return	13.91%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(17.57%)
Lowest Quarterly Return, Date	Mar. 31, 2022